Cash flow information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flow from investing activities
Acquisition of property, plant, and equipment by financing	R$ 29,193	R$ 138,834
Acquisition of fixed assets through advance	20,913	0
Acquisition of investment with exchange of shares in subsidiaries	368,260	0
Balance payable for acquisition of investment	285,206	16,311
Net cash used in investing activities	703,572	155,145
Cash flow from financing activities
Operational lease	129,551	0
Accumulated translation adjustment	118,891	75,422
Participation of non-controlling	75,085	24,153
Warrant and earn out	30,753	0
Capital increase with investment receipt	263,004	0
Net cash generated from financing activities	R$ 617,284	R$ 99,575